Areas of Significant Judgement and Estimation Uncertainty	12 Months Ended
Dec. 31, 2023
Judgements and Estimates [Abstract]
Areas of Significant Judgement and Estimation Uncertainty	AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY
In preparing these consolidated financial statements, management has made judgements, estimates and assumptions that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from estimates and assumptions made as the estimation process is inherently uncertain. All estimates and assumptions are reviewed on an ongoing basis based on relevant facts and circumstances, and new reliable information or experience. Revisions to estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about critical judgements that management has made in the process of applying the Company’s accounting policies that have the most significant effects on amounts recognized in these consolidated financial statements and the assumptions and other major sources of estimation uncertainty at December 31, 2023 that could result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are as follows:
(a)Judgements
(i)Functional currency
The Company determined the functional currency of the Company and each of its significant subsidiaries is the US dollar, and the functional currency of Greenstone is the Canadian dollar. Determination of functional currency involves certain judgements about the primary economic environment in which the entity operates. The Company reconsiders its functional currency and that of its subsidiaries and joint operation if there is a change in events and conditions that determine the primary economic environment in which the entity operates and accounts for the effects of a change in functional currency prospectively.
(ii)Investments
Management applies judgement in assessing whether the facts and circumstances pertaining to certain investments result in the Company having control, joint control or significant influence over the investee.
On June 28, 2022, the Company received a 35% interest in Sandbox as consideration for the sale of a portfolio of royalty interests and other assets to Sandbox (note 5(b)). At December 31, 2023, the Company’s ownership interest in Sandbox was 20.3% (2022 – 34.4%). Based on the Company’s share of outstanding voting rights held and representation on Sandbox’s board of directors, the Company determined that it had significant influence over Sandbox, but not control or joint control, as at December 31, 2023 and 2022.
On disposition of the Company’s partial interest in i-80 Gold on March 31, 2023 (note 10(b)), the Company’s retained interest in i-80 Gold was reduced to 19.95%. Based on the Company’s share of outstanding voting rights held and representation on i-80 Gold’s board of directors, the Company determined that it no longer had significant influence over i-80 Gold as of March 31, 2023 and reclassified its retained interest from investment in associate to marketable securities.
At December 31, 2023 and 2022, the Company held an equity interest in Bear Creek Mining Corporation (“Bear Creek”) that represented less than 20% of the voting power of Bear Creek. On October 19, 2023, the Company’s note receivable from Bear Creek was replaced with a convertible note receivable that has the potential, if converted, to give the Company additional voting power over Bear Creek (note 11(a)). Based on the Company’s share of outstanding voting rights held, representation on Bear Creek’s board of directors, and the conversion restriction on the convertible note receivable, the Company determined that it did not have significant influence over Bear Creek as at December 31, 2023 and 2022 and accounts for its investment in Bear Creek as marketable securities.
(iii)Achievement of operating levels intended by management
Until a mineral property, plant or equipment is capable of operating at levels intended by management, costs incurred, other than costs associated with the sale of gold bullion produced, and including borrowing costs incurred on qualifying assets, are capitalized as part of the cost of the asset. Depletion of capitalized development and construction costs for a mineral property and related property and equipment begins when the mine is capable of operating at levels intended by management. Management considers several factors in determining when a mineral property, plant or equipment is capable of operating at levels intended by management. Amongst other quantitative and qualitative factors, throughput, mill grades, recoveries, and for a heap leach operation, stacking rates and irrigation rates, are assessed over a reasonable period to make this determination.
The Company determined that Santa Luz was capable of operating at levels intended by management effective September 30, 2022 (note 9(b)).
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(a)Judgements (continued)
(iv)Indicators of impairment
Judgement is applied in assessing whether certain facts and circumstances are indicators of impairment, and accordingly, require an impairment test to be performed. The Company considers both external and internal sources of information in assessing whether there are any indications that its assets or CGUs may be impaired.
External sources of information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and are expected to affect the recoverable amount of CGUs. The primary external factors considered are changes in estimated long-term metal prices, changes in laws and regulations and the Company’s market capitalization relative to its net asset carrying amount. Internal sources of information the Company considers include the manner in which mineral properties, plant and equipment are being used or are expected to be used and measures of economic performance of the assets. The primary internal factors considered are the Company’s current mine performance against expectations, changes in mineral reserves and resources, LOM plans and exploration results.
During the year ended December 31, 2022, management concluded that there was an indication that the Los Filos CGU may be impaired and as a result, the Company performed an impairment test as at September 30, 2022 (note 9(c)). As the FVLCOD calculated was more than the carrying amount of the Los Filos CGU, the Company concluded that no impairment loss was required to be recognized.
(v)Contracts to buy or sell a non-financial item
Judgement is applied in determining whether a contract to buy or sell a non-financial item should be accounted for as a derivative financial instrument measured at FVTPL which includes an assessment of whether the contract can be settled net in cash or another financial instrument and whether the contract was entered into and continues to be held for the purpose of the receipt or delivery of the non-financial item in accordance with the Company’s expected purchase, sale or usage requirements. Factors considered by management include the settlement provisions of the contract, the Company’s past practices, the nature of the non-financial item, and the Company’s LOM plans.
In March 2023, June 2023 and October 2023, the Company entered into gold prepay transactions (note 14(b)) and a gold purchase and sale arrangement (note 14(a)) whereby the Company received upfront cash prepayments in exchange for delivering a specified number of gold ounces monthly over a future delivery period. Management concluded that while gold is a commodity that is readily convertible to cash, the Company is able to and intends to satisfy the required monthly gold deliveries using its own gold production, thereby meeting the criteria of being held for the purpose of delivery of the non-financial item in accordance with the Company’s expected sale requirements. Accordingly, the transactions are accounted for as contracts with customers with the upfront cash prepayments recognized as deferred revenue upon receipt and as revenue at the time of each monthly gold delivery.
In August 2022, the Company entered into two power purchase agreements for the delivery of power to certain of its mines in Brazil at fixed prices, subject to adjustments for inflation, for a predetermined annual volume over a period of 10 years commencing in January 2023. On initial recognition and as at December 31, 2022, management concluded that while power is a commodity that is readily convertible to cash, the contracts were entered into and held for the purpose of the receipt of the non-financial item in accordance with the Company’s expected power usage requirements for the relevant mines over the contract term and were not recognized as derivatives. The Company accounted for the contracts as executory contracts and recognized an expense for the costs of power as the power was delivered. Effective April 1, 2023, management determined that, based on actual consumption being lower than expected and revised estimates of expected power usage requirements at Santa Luz over the contract term, the power purchase agreement at Santa Luz no longer met the criteria of being held for the purpose of the receipt of a non-financial item in accordance with the Company’s usage requirements. Accordingly, from April 1, 2023, the Company recognized the power purchase agreement at Santa Luz as a derivative liability measured at fair value, with changes in fair value recognized in other income or expense (note 16(b)(ii)). There has been no change in the assessment of the power purchase agreement at Fazenda.
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(a)Judgements (continued)
(vi)Income taxes
In determining the Company’s income tax expense (recovery) for the period, management applies judgement in the interpretation of tax legislation in multiple jurisdictions. The Company is subject to tax assessments by various taxation authorities, each of which may interpret legislation differently. These differences may affect the final amounts or timing of tax payments. The amounts recognized in the consolidated financial statements are based on management’s judgements on the application of tax legislation and the probable outcome of tax assessments.
(vii)Contingent liabilities
Contingent liabilities can relate to, but are not limited to, environmental obligations, litigation, regulatory proceedings, tax matters and losses resulting from other events. Management exercises significant judgement in assessing whether the outflow of economic benefits has become probable and thereby requires present obligations to be recognized in the consolidated financial statements.
(b)Assumptions and other major sources of estimation uncertainty
(i)Carrying amounts of mineral properties and associated reclamation and closure cost provisions
Changes in estimates of mineral reserves and resources could impact depreciation and depletion rates, asset carrying amounts and the provisions for reclamation and closure costs. The Company estimates its mineral reserves and mineral resources based on information compiled by qualified persons as defined by National Instrument (“NI”) 43-101 – Standards of Disclosure for Mineral Projects. Estimates of proven and probable mineral reserves, and measured and indicated mineral resources are used in the calculation of depreciation, depletion and determination, when applicable, of the recoverable amount of CGUs, and for forecasting the timing of reclamation and closure cost expenditures.
There are numerous uncertainties inherent in estimating mineral reserves and resources, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in forecast metal prices, foreign exchange rates, operating costs or recovery rates may change the economic status of mineral reserves and resources and may, ultimately, result in estimates of mineral reserves and resources being revised.
(ii)Valuation of inventories
Inventories are measured at the lower of weighted average cost and NRV. The determination of NRV involves the use of estimates. The NRV of inventories is calculated as the estimated price at the time of eventual sale based on prevailing and forecast metal prices less estimated future costs to convert the inventories into saleable form and associated selling costs. The NRV of inventories is assessed at the end of each reporting period. Changes in the estimates of NRV may result in a write-down of inventories or a reversal of a previous write-down.
In determining the valuation of heap leach ore inventories, the Company makes estimates of recoverable ounces on the leach pads based on quantities of ore placed on the leach pads, the grade of ore placed on the leach pads and an estimated recovery rate. Actual timing and ultimate recovery of gold contained on the leach pads can differ significantly from these estimates. Changes in estimates of recoverable ounces on the leach pads can impact the Company’s ability to recover the carrying amount of the inventories and may result in a write-down of inventories.
(iii)Reclamation and closure cost provisions
The Company’s provisions for reclamation and closure costs represent management’s best estimate of the present value of the future cash outflows required to settle the liabilities, which reflects estimates of future costs, inflation, movements in foreign exchange rates and assumptions of risks associated with the future cash outflows, and the applicable risk-free interest rates for discounting the future cash outflows. Changes in the above estimates and assumptions can result in changes to the provisions recognized by the Company.
Changes to the provisions for reclamation and closure costs are recognized with a corresponding change to the carrying amounts of related mineral properties during the period of change. Adjustments to the carrying amounts of related mineral properties can result in changes to future depreciation and depletion expense.
4.    AREAS OF SIGNIFICANT JUDGEMENT AND ESTIMATION UNCERTAINTY (CONTINUED)
(b)Assumptions and other major sources of estimation uncertainty (continued)
(iv)Income taxes and value-added taxes receivable
In determining the amount of deferred income tax assets to be recognized, the Company makes estimates of the amounts and timing of future taxable income against which deductible temporary differences can be utilized. Estimates of future taxable income are based on forecast results of operations, application of tax legislation and available tax opportunities. The impacts of changes in these estimates are recognized in the period of change.
The Company provides for uncertain tax treatments based on management’s judgement on the probable outcome of tax assessments. The amounts recognized are measured based on the most likely amount or, if there are a wide range of possible outcomes, the expected value of the liability. Adjustments for differences between amounts recognized and final amounts as assessed by the taxation authorities are made during the period such differences are identified.
The Company has receivables from various governments for federal and state value-added taxes (“VAT”). The timing and amount of VAT receivables collectible can be uncertain. Management makes significant estimates relating to the timing and amount of VAT receivables considered collectible. Changes in these estimates can result in the recognition or reversal of impairment losses in net income or loss and the reclassification of VAT receivable amounts between current and non-current.
(v)Fair value measurement of derivative financial instruments and other financial asset measured at FVTPL
The fair values of the Company’s derivative financial instruments outstanding at December 31, 2023 are estimated using various valuation techniques that use observable and/or unobservable inputs (notes 16 and 30(b)(i)). In addition to derivative financial instruments, the Company also measures the convertible note receivable from Bear Creek at FVTPL (note 11(a)). Changes in assumptions and estimates used in the fair value measurement of derivative financial instruments and other financial asset measured at FVTPL can result in changes in the fair values of the financial assets and financial liabilities, which are recognized in net income or loss.